Consolidated Statements of Cash Flows - EUR (€)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net loss	€ (2,112,321)	€ (4,047,902)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	2,813	2,086
Retirement benefit obligation	24,574	4,256
Share-based compensation	240,043	497,104
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(1,218,085)	(263,548)
Other non-current assets	443,114	(217,757)
Accounts payable	83,092	(274,047)
Accounts payable - related party	252,607	78,365
Accrued expenses	(329,451)	52,602
Accrued expenses - related party	40,218	(549,586)
Other current liabilities	7,203	27,558
Other non current liabilities
Net cash used in operating activities	(2,566,193)	(4,690,869)
Cash flows from investing activities
Purchases of property and equipment	(2,813)	(3,727)
Net cash used in investing activities	(2,813)	(3,727)
Cash flows from financing activities
Proceeds from the exercise of stock options		715
Quota B repurchased		(172)
Prepaid offering costs		(217,284)
Net cash provided by financing activities		(216,741)
Net increase (Net decrease) in cash and cash equivalents	(2,569,006)	(4,911,337)
Cash and cash equivalents at beginning of period	37,240,162	15,465,243
Cash and cash equivalents at end of period	€ 34,671,156	€ 10,553,906